Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Registrant Name	Jabil Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14063
Entity Tax Identification Number	38-1886260
Entity Address, Address Line One	10800 Roosevelt Boulevard North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33716
City Area Code	727
Local Phone Number	577-9749
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JBL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0000898293
Amendment Flag	false